Financial results, net (Tables)	12 Months Ended
Jun. 30, 2018
Financial Results Net
Schedule of financial results net
	06.30.18	06.30.17	06.30.16
Financial income
Interest income	814	755	657
Foreign exchange gains	1,102	232	721
Dividends income	82	68	72
Other financial income	-	-	-
Total financial income	1,998	1,055	1,450
Financial costs
Interest expenses	(8,259)	(6,351)	(2,688)
Loss on debt swap (Note 21)	(2,228)	-	-
Foreign exchange losses	(15,365)	(1,780)	(3,986)
Other financial costs	(431)	(808)	(677)
Less: capitalized financial costs	74	3	-
Total financial costs	(26,209)	(8,936)	(7,351)
Other financial results:
Fair value gains of financial assets and liabilities at fair value through profit or loss	623	3,026	(1,247)
Loss from repurchase of Non-convertible notes	-	(31)	(39)
(Loss) / Gain from derivative financial instruments (except commodities)	(324)	146	1,108
Gain on the revaluation of receivables arising from the sale of farmland	85	37	33
Total other financial results	384	3,178	(145)
Total financial results, net